Leases (Details) - Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease	Dec. 31, 2023 USD ($)
Schedule of Future Minimum Lease Payments Under the Non-Cancellable Operating Lease [Abstract]
2023	$ 449,364
2024
Future minimum operating lease payments	$ 449,364